Convertible redeemable preferred shares - Fair value using the binomial option pricing model (Details)	Dec. 10, 2020 $ / shares	Dec. 31, 2019 $ / shares
Fair value of Series A1 Preferred Shares (US$)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Measurement Input	1.8517	0.6097
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Measurement Input	0	0
Time to maturity
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Measurement Input		3.58
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Measurement Input	0.0020	0.0166
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Measurement Input	0.6845	0.5270